Interest and Finance Costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest and Finance Costs [Abstract]
Interest incurred on long-term debt	$ 1,499	$ 6,164	$ 150,061
Interest, amortization and write off of financing fees on loan from affiliate and related party	15,239	1,563	3,642
Amortization and write-off of financing fees	387	572	23,834
Discount on receivable from drilling contract	0	0	4,048
Commissions, commitment fees and other financial expenses and related party	778	558	2,607
Capitalized interest and finance costs	(3,196)	0	(12,060)
Total	$ 14,707	$ 8,857	$ 172,132